Right-of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2023
Right-of-use assets and lease liabilities [Abstract]
Right-of-use assets and lease liabilities

8. Right-of-use assets and lease liabilities

	Office
Right-of-use assets	building	Total
At cost
As of January 1, 2022	594,436	594,436
Additions	-	-
Disposals	-	-
As of December 31, 2022	594,436	594,436
Additions	-	-
Remeasurement (revised lease term)	(246,413)	(246,413)
As of December 31, 2023	348,023	348,023

Accumulated depreciation
As of January 1, 2022	(29,722)	(29,722)
Charge for the year	(118,887)	(118,887)
Disposals	-	-
As of December 31, 2022	(148,609)	(148,609)
Charge for the year	(119,304)	(119,304)
Disposals	-	-
As of December 31, 2023	(267,913)	(267,913)

Net book value
As of December 31, 2022	445,827	445,827
As of December 31, 2023	80,110	80,110

	December 31,	December 31,
Low value and short-term lease expenses	2023	2022
Expense related to short-term leases	6,600	6,001
Expense related to leases of low value assets		-
Total	6,600	6,001

	December 31,	December 31,
Lease liabilities	2023	2022
As of January 1	461,485	575,736
Additions	-	-
Interest expense	19,294	15,949
Repayment of lease liability	(134,707)	(130,200)
Remeasurement (revised lease term)	(246,413)	-
As of December 31	99,659	461,485

thereof non-current	-	343,629
thereof current	99,659	117,856

	December 31,	December 31,
Maturities of lease liabilities	2023	2022
Year 1	101,030	130,200
Year 2	-	130,200
Year 3	-	130,200
Year 4	-	97,650
Year 5
Undiscounted lease payments	101,030	488,250
Less: unearned interest	(1,371)	(26,765)
Total	99,659	461,485

The total cash outflows for the principal element of lease payment amounted to CHF 0.1 million for the years ended December 31, 2023 and 2022.